Federated Hermes International Growth Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.7%
		Argentina—1.6%
29,442	[1]	Globant SA	$8,067,108
3,725	[1]	Mercadolibre, Inc.	4,196,771
		TOTAL	12,263,879
		Australia—1.2%
279,725		Wisetech Global Ltd.	8,996,191
		Austria—0.9%
60,218		VERBUND AG, Class A	7,289,561
		Brazil—2.3%
1,166,593	[1]	3R Petroleum Oleo e Gas SA	7,625,180
1,403,245		Petroleo Brasileiro SA	9,987,504
		TOTAL	17,612,684
		Canada—2.6%
249,763	[1]	Aritzia, Inc.	9,495,920
34,315	[1]	Lululemon Athletica, Inc.	10,978,741
		TOTAL	20,474,661
		China—7.7%
301,950		360 Finance, Inc., ADR	5,661,562
507,981	[1]	Alibaba Group Holding Ltd.	6,708,280
561,000		Ganfeng Lithium Co., Ltd.	9,415,151
462,760		GoerTek, Inc.	3,238,996
15,278	[1]	JD.com, Inc.	550,024
8,194,000	[2]	KWG Group Holdings Ltd.	3,386,969
360,744		Tencent Holdings Ltd.	19,606,098
737,957	[1]	WuXi PharmaTech Cayman, Inc.	6,125,016
3,880,000		Zijin Mining Group Co. Ltd.	5,739,018
		TOTAL	60,431,114
		Denmark—1.5%
13,398	[1]	Alk-Abello AS	5,132,579
121,559		GN Store Nord AS	6,446,437
		TOTAL	11,579,016
		Finland—0.7%
138,744		Neste Oyj	5,484,587
		France—5.5%
195,140		Dassault Systemes SA	9,376,791
16,636		LVMH Moet Hennessy Louis Vuitton SA	12,066,723
15,488		Sartorius Stedim Biotech	5,891,955
25,655		Teleperformance	9,422,150
113,766	[1]	Worldline SA	5,841,149
		TOTAL	42,598,768
		Germany—3.1%
139,488	[1]	Friedrich Vorwerk Group SE	4,447,084
95,329		Porsche Automobil Holding SE, Pfd.	9,687,322
7,348		Rational AG	5,421,665
41,817		SAP SE, ADR	4,707,758
		TOTAL	24,263,829

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hong Kong—1.7%
774,237		AIA Group Ltd.	$8,050,287
102,700		Hong Kong Exchanges & Clearing Ltd.	4,948,188
		TOTAL	12,998,475
		Hungary—1.1%
220,749	[1]	OTP Bank RT	8,499,128
		India—2.5%
106,745		HDFC Bank Ltd., ADR	6,636,336
409,942		Reliance Industries Ltd.	12,840,739
		TOTAL	19,477,075
		Ireland—2.3%
34,878	[1]	ICON PLC	8,301,313
96,251		Kingspan Group PLC	9,348,017
		TOTAL	17,649,330
		Israel—2.8%
37,205	[1]	CyberArk Software Ltd.	6,330,059
116,971	[1]	Inmode Ltd.	4,993,492
33,954	[1]	Solaredge Technologies, Inc.	10,845,586
		TOTAL	22,169,137
		Italy—1.2%
891,773		Davide Campari-Milano NV	9,736,386
		Japan—12.1%
76,600		Denso Corp.	5,386,780
78,341		Hoya Corp.	10,319,844
22,817		Keyence Corp.	10,847,809
44,812		Lasertec Corp.	8,284,074
149,350		Murata Manufacturing Co. Ltd.	10,299,061
116,112		Nidec Corp.	10,027,138
589,708		Olympus Corp.	11,971,795
927,800	[1]	Renesas Electronics Corp.	11,060,190
19,672		SMC Corp.	11,709,001
564,000		Tsubaki Nakashima Co. Ltd.	4,769,770
		TOTAL	94,675,462
		Kenya—0.5%
13,455,235		Safaricom Ltd.	4,248,116
		Netherlands—4.7%
99,378	[1,3]	Alfen Beheer BV	9,649,746
30,457		ASML Holding NV, ADR	20,299,895
67,958		Heineken NV	6,880,286
		TOTAL	36,829,927
		Norway—2.4%
151,698	[3]	Aker BP ASA	4,752,527
1,307,156	[1]	Aker Carbon Capture AS	2,540,424
216,419	[1]	Crayon Group Holding ASA	4,852,897
143,530		Tomra ASA	6,781,014
		TOTAL	18,926,862
		Peru—1.2%
129,878		Southern Copper Corp.	9,012,234
		Poland—1.1%
119,488	[1]	Dino Polska SA	8,373,010

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—2.7%
842,188		DBS Group Holdings Ltd.	$21,137,737
		South Africa—0.9%
490,499		Gold Fields Ltd., ADR	6,876,796
		South Korea—3.1%
123,344		Kakao Corp.	9,778,100
32,304		Samsung SDI Co. Ltd.	14,754,128
		TOTAL	24,532,228
		Sweden—3.8%
217,678		Medicover AB	5,161,850
115,768	[2]	MIPS AB	9,083,107
817,315		Swedish Match AB	5,969,970
205,415		Vitrolife AB	6,871,420
107,402	[1]	Xvivo Perfusion AB	2,728,206
		TOTAL	29,814,553
		Switzerland—6.0%
146,164		Alcon, Inc.	11,253,166
4,507		Barry Callebaut AG	10,412,546
94,548		Nestle SA	12,343,922
37,911		Sika AG	12,456,954
		TOTAL	46,466,588
		Taiwan—4.9%
225,000		MediaTek, Inc.	8,919,301
1,381,000		Taiwan Semiconductor Manufacturing Co. Ltd	29,404,307
		TOTAL	38,323,608
		United Kingdom—10.4%
151,734		Ashtead Group PLC	9,786,724
373,011		AstraZeneca PLC, ADR	22,708,910
1,037,879		Burford Capital Ltd.	10,129,699
360,870		Compass Group PLC	8,105,683
1,070,948	[1]	Darktrace PLC	6,342,489
56,720	[1]	Endava PLC, ADR	7,553,970
501,421	[1]	Entain PLC	11,196,739
82,438	[1]	InterContinental Hotels Group PLC	5,726,460
		TOTAL	81,550,674
		Vietnam—1.2%
2,826,133		Vinhomes Joint Stock Company	9,592,195
		TOTAL COMMON STOCKS (IDENTIFIED COST $550,457,427)	731,883,811
		INVESTMENT COMPANIES—6.9%
5,218,678		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	5,218,678
48,621,663		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[4]	48,611,939
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $53,830,613)	53,830,617
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $604,288,040)	785,714,428
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(4,687,430)
		TOTAL NET ASSETS—100%	$781,026,998

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2021	$15,738,628	$3,549,269	$19,287,897
Purchases at Cost	$32,333,093	$278,131,483	$310,464,576
Proceeds from Sales	$(42,853,043)	$(233,060,953)	$(275,913,996)
Change in Unrealized Appreciation/Depreciation	NA	$(3)	$(3)
Net Realized Gain/(Loss)	NA	$(7,857)	$(7,857)
Value as of 2/28/2022	$5,218,678	$48,611,939	$53,830,617
Shares Held as of 2/28/2022	$5,218,678	48,621,663	53,840,341
Dividend Income	$876	$3,879	$4,755
Gain Distributions Received	$—	$471	$471
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2022, these restricted securities amounted to $12,470,076, which represented 1.6% of total net assets.
Additional information on restricted securities held at February 28, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
KWG Group Holdings Ltd.	2/16/2022	$3,792,613	$3,386,969
MIPS AB	10/2/2019	$2,047,532	$9,083,107
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Collateral Received
$5,157,889	$5,218,678
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$168,049,316	$563,834,495	$—	$731,883,811
Investment Companies	53,830,617	—	—	53,830,617
TOTAL SECURITIES	$221,879,933	$563,834,495	$—	$785,714,428
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt